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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment [ ] Amendment Number: ______

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Ventures Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-11757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick P. Walker
Title: Member of WSV Management, L.L.C., general partner of
       WS Ventures Management, L.P.
Phone: (214) 756-6056

Contact Person: Joseph I. Worsham, II

Signature, Place and Date of Signing:


/s/ Patrick P. Walker                       Dallas, Texas         May 14, 2009
------------------------------------   ----------------------   ----------------
(Signature)                                 (City, State)             (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               4

Form 13F Information Table Value Total:          $2,470
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                           FORM 13F Information Table

       Column 1:            Column 2:    Column 3:   Column 4:         Column 5:        Column 6:  Column 7:        Column 8:
-----------------------  --------------  ---------  -----------  --------------------  ----------  ---------  ---------------------
                                                    Fair Market  Shares or                                       Voting Authority
                            Title of        CUSIP      Value     Principal  SH/  Put/  Investment    Other    ---------------------
    Name of Issuer            Class        Number    (x $1,000)     Amount  PRN  Call  Discretion  Managers     Sole   Shared  None
-----------------------  --------------  ---------  -----------  ---------  ---  ----  ----------  ---------  -------  ------  ----
ALANCO TECHNOLOGIES INC  CL A NO PV NEW  011612603        19       47,954   SH            SOLE        --       47,954       0     0
DOT HILL SYS CORP              COM       25848T109       435      750,500   SH            SOLE        --      750,500       0     0
LIMCO PIEDMONT INC             COM       53261T109     1,211      526,701   SH            SOLE        --      526,701       0     0
RESPONSE GENETICS INC          COM       76123U105       805      676,475   SH            SOLE        --      676,475       0     0